CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2010	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ 0	$ (249,393)		$ (24,953)	$ (39,700)	$ (4,804)
Adjustments to reconcile net loss to net cash provided by operating activities:
Issuance of operating partnership units for ARCT III Merger and other transaction related expenses		108,247		0
Depreciation	0	73,493		18,046	32,799	1,879
Amortization of intangible lease assets	0	18,889		4,259	7,901	244
Amortization of deferred costs	0	6,914		1,226	2,031	200
Amortization of above-market lease asset	0	189		56	116	0
Amortization of discount on convertible debt		347		0
(Gain) loss on held for sale properties	0	(14)		452	600	815
Equity-based compensation	0	13,895		837	1,224	225
Loss on derivative instruments		144		0
Unrealized loss on investments		14		0
Unrealized loss on contingent value rights obligations, net of settlement payments		49,314		0
Convertible obligations to Series C Convertible Preferred stockholders, fair value adjustment		4,827		0
Gain on sale of investments		(451)		0
Changes in assets and liabilities:
Investment in direct financing leases		102		0
Prepaid expenses and other assets	0	(12,081)		(3,284)	(4,932)	(546)
Accounts payable and accrued expenses	0	4,464		1,559	8,122	843
Deferred rent and other liabilities	0	3,068		1,914	3,449	887
Net cash provided by operating activities	0	21,968		112	11,610	(257)
Cash flows from investing activities:
Investments in real estate and other assets	0	(1,173,497)	[1]	(965,383)	(1,582,758)	(89,981)
Investment in direct financing leases		(57,551)		0
Capital expenditures	0	(113)		0	(54)	0
Purchase of assets from Manager		(1,041)		0
Proceeds from sale of property held for sale	0			553	553	0
Deposits for real estate investments	0	(28,836)		(4,914)	(500)	0
Purchases of investment securities	0	(12,004)		(8,055)	(41,747)	0
Proceeds from sale of investment securities		44,188		0
Net cash used in investing activities	0	(1,228,854)		(977,799)	(1,624,506)	(89,981)
Cash flows from financing activities:
Proceeds from mortgage notes payable	0	4,773		157,170	229,798	21,470
Proceeds from senior secured revolving credit facility	0	0		48,793	82,319	2,066
Payments on senior secured revolving credit facility	0	(124,604)		(110)	(122)	(11,159)
Proceeds from senior corporate credit facility		860,000		0
Payments on senior corporate credit facility		(260,000)		0
Payments of deferred financing costs	0	(38,221)		(13,650)	(13,974)	(3,108)
Advance from affiliate bridge loan		0		796
Payment of affiliate bridge loan		0		(796)
Proceeds from issuance of convertible debt		310,000		0
Common stock repurchases	0	(357,916)		(896)	(1,534)	0
Proceeds from issuances of preferred shares	0	0		9,000	9,000	0
Proceeds from issuance of convertible obligations to Series C Convertible Preferred stockholders		445,000		0
Proceeds from issuances of common stock	0	490,577		1,653,988	1,658,776	122,993
Payments of offering costs and fees related to stock issuances	0	(4,041)		(181,037)	(182,226)	(20,884)
Contributions from affiliate	0				0	2
Contributions from non-controlling interest holders	0	750		3,000	7,375	0
Consideration paid for assets of manager in excess of carryover basis		(3,035)		0
Distributions to non-controlling interest holders	0	(5,170)		(376)	(663)	(68)
Distributions paid	0	(117,047)		(20,225)	(37,223)	(1,743)
Advances from affiliates, net	0	0		(623)	20	0
Premium payment on interest rate cap		0		(13)
Restricted cash	0	(572)		(1,212)	(1,108)	0
Net cash provided by financing activities	0	1,200,494		1,653,809	1,750,438	109,569
Net change in cash and cash equivalents	0	(6,392)		676,122	137,542	19,331
Cash and cash equivalents, beginning of period	0	156,873		19,331	19,331	0
Cash and cash equivalents, end of period	0	150,481		695,453	156,873	19,331
Supplemental Disclosures:
Cash paid for interest	0	16,468		5,749	8,983	622
Cash paid for income taxes	0	354		88	129	0
Non-cash investing and financing activities:
OP units issued to acquire real estate investment	0	0	[1]	6,352	6,352	0
Common stock issued through distribution reinvestment plan	0	4,895		12,613	26,784	271
Initial proceeds from senior secured revolving credit facility used to pay down mortgages assumed in Formation Transactions	0				0	51,500
Mortgage note payable contributed in Formation Transactions	0				0	13,850
Reclassification of deferred offering costs	$ 681	$ 0		$ 900	$ 0	$ 0

[1]	Excludes 38 properties comprised of $57.4 million of net investments subject to direct financing leases.